T. ROWE PRICE Retirement 2035 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 13 .7%
T. Rowe Price Funds:
New Income Fund  884,533 85,238 128,357 86,647,276 843,944
International Bond Fund (USD
Hedged)  309,778 11,253 44,991 27,571,239 280,675
Dynamic Global Bond Fund  215,300 4,518 32,841 19,323,860 194,012
U.S. Treasury Long-Term Index
Fund  183,758 88,125 29,729 15,995,270 182,026
Emerging Markets Bond Fund  164,335 7,203 33,594 13,737,406 153,172
High Yield Fund  154,437 17,727 37,297 21,951,113 145,536
Floating Rate Fund  63,105 24,788 8,910 8,597,671 82,194
Total Bond Mutual Funds (Cost $ 1,872,410 ) 1,881,559
EQUITY MUTUAL FUNDS 84 .8%
T. Rowe Price Funds:
Value Fund  1,740,170 161,064 209,531 51,406,987 2,245,457
Growth Stock Fund (2) 2,074,704 87,416 424,010 20,479,775 2,036,304
Equity Index 500 Fund  1,295,441 330,656 290,750 15,967,616 1,610,015
International Value Equity Fund  783,061 43,331 119,684 62,714,687 926,923
Overseas Stock Fund  815,513 36,056 156,579 72,379,131 899,673
International Stock Fund  767,210 24,942 102,581 41,007,617 885,354
Emerging Markets Stock Fund  495,739 7,069 136,914 9,170,035 519,299
Mid-Cap Growth Fund  452,992 28,656 66,826 4,399,623 508,068
Mid-Cap Value Fund  381,737 20,487 53,976 14,647,181 470,321
Small-Cap Stock Fund  267,129 18,590 45,490 5,004,445 340,553
New Horizons Fund (2) 353,979 42,664 92,723 3,963,014 328,772
Small-Cap Value Fund  228,292 9,040 33,463 5,299,574 307,004
Real Assets Fund  215,937 47,997 30,174 21,993,050 285,030
U.S. Large-Cap Core Fund  47,279 68,948 8,481 4,168,477 128,931
Emerging Markets Discovery
Stock Fund  5,044 101,973 4,651 7,858,906 122,520
Total Equity Mutual Funds (Cost $ 7,335,924 ) 11,614,224

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 208,345 734,801 747,965 195,180,927 195,181
Total Short-Term Investments (Cost $ 195,181 ) 195,181
Total Investments in Securities 99.9%
(Cost $9,403,515) $ 13,690,964
Other Assets Less Liabilities 0.1% 14,363
Net Assets 100.0% $ 13,705,327
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 681 MSCI EAFE Index contracts 3/21 (73,684) $ (2,260)
Short, 531 Russell 2000 E-Mini Index contracts 3/21 (58,389) (7,590)
Short, 1,097 S&P 500 E-Mini Index contracts 3/21 (208,935) (8,157)
Net payments (receipts) of variation margin to date 20,078
Variation margin receivable (payable) on open futures contracts $ 2,071

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 776 $ 7,035 $ 4,046
Emerging Markets Bond Fund (2,049) 15,228 6,822
Emerging Markets Discovery Stock Fund 1,922 20,154 786
Emerging Markets Stock Fund 40,201 153,405 5,968
Equity Index 500 Fund 72,739 274,668 23,266
Floating Rate Fund (77) 3,211 2,284
Growth Stock Fund 322,294 298,194 —
High Yield Fund 232 10,669 6,847
International Bond Fund (USD Hedged) 2,466 4,635 4,347
International Stock Fund 35,108 195,783 9,465
International Value Equity Fund 2,108 220,215 22,094
Mid-Cap Growth Fund 42,935 93,246 912
Mid-Cap Value Fund 15,933 122,073 7,315
New Horizons Fund 86,171 24,852 —
New Income Fund 10,459 2,530 17,739
Overseas Stock Fund 19,749 204,683 18,504
Real Assets Fund 4,825 51,270 5,492
Small-Cap Stock Fund 21,810 100,324 1,871
Small-Cap Value Fund 9,719 103,135 2,526
U.S. Large-Cap Core Fund 2,618 21,185 1,246
U.S. Treasury Long-Term Index Fund 33,967 (60,128) 2,595
Value Fund 91,774 553,754 32,077
U.S. Treasury Money Fund, 0.09% — — 176
Totals $ 815,680 # $ 2,420,121 $ 176,378 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $271,285 of the net realized gain
(loss).
+ Investment income comprised $176,378 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2035 Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2035 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F158-054Q3 02/21